Goodwill and Other Intangible Assets (Details Narrative) - Photomedex, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 0		$ 3,581	$ 0	$ 3,581
Definite-lived intangibles			1,613		1,613
Impairment of goodwill and intangible assets				3,518	21,481
Impairment of goodwill			16,530	2,257
Impairment of finite lived intangible assets					(3,527)
CONSUMER [Member]
Goodwill	0	$ 1,039	3,519	0	3,519
Impairment of goodwill and intangible assets		$ 3,518		3,518	15,654
Impairment of goodwill	2,257				15,654
Impairment of long-lived assets and intangibles	1,261
PROFESSIONAL [Member]
Impairment of goodwill and intangible assets
PHYSICIAN RECURRING [Member]
Goodwill	0		62	0	62
Impairment of goodwill and intangible assets					5,827
Impairment of goodwill					876
Impairment of finite lived intangible assets					3,527
Impairment of long-lived assets and intangibles					1,424
Other Intangible Assets [Member]
Goodwill	24,005			24,005
Definite-lived intangibles	$ 12,000			12,000
Amortization expense				37	777
Impairment of goodwill and intangible assets			$ 21,481
Trademarks [Member]
Impairment of finite lived intangible assets					(1,763)
Patents And Licensed Technologies [Member]
Amortization expense				230	769
Impairment of long-lived assets and intangibles				(1,261)	(1,424)
Customer Relationships [Member]
Impairment of finite lived intangible assets					$ (1,764)